Goodwill Impairment Charge by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2013 Segment, Discontinued Operations	Dec. 31, 2012 Availability Services Segment, Discontinued Operations
Goodwill [Line Items]
Net Goodwill balance before impairment						$ 914
Impairment Charge						(385)
Net Goodwill balance after impairment	$ 3,827	$ 3,828	$ 3,812	$ 3,777	$ 527	$ 529